CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total net revenues	¥ 3,393,414	$ 464,896	¥ 3,414,774	¥ 3,706,122
Total cost of revenues	(776,236)	(106,344)	(901,455)	(1,187,370)
Gross profit	2,617,178	358,552	2,513,319	2,518,752
Operating expenses:
Fulfilment expenses	(216,540)	(29,666)	(229,021)	(269,886)
Selling and marketing expenses	(2,268,793)	(310,823)	(2,230,974)	(2,330,480)
General and administrative expenses	(444,373)	(60,879)	(500,942)	(720,409)
Research and development expenses	(109,287)	(14,972)	(111,698)	(126,875)
Impairment of goodwill	(403,076)	(55,221)	(354,039)	0
Total operating expenses	(3,442,069)	(471,561)	(3,426,674)	(3,447,650)
Loss from operations	(824,891)	(113,009)	(913,355)	(928,898)
Financial income	86,136	11,801	89,020	34,656
Foreign currency exchange (loss) gain	(20,399)	(2,795)	7,218	(35,357)
Income from equity method investments, net	1,386	190	10,122	12,548
Impairment of investments | ¥				(5,078)
Other income	44,461	6,091	53,558	103,501
Loss before income tax expenses	(713,307)	(97,722)	(753,437)	(818,628)
Income tax (expenses) benefits	3,086	423	3,210	(2,705)
Net loss	(710,221)	(97,299)	(750,227)	(821,333)
Less: Net loss attributable to non-controlling interests and redeemable non-controlling interests	(2,047)	(280)	(5,439)	(5,962)
Accretion to redeemable non-controlling interests | ¥			2,975
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (708,174)	$ (97,019)	¥ (747,763)	¥ (815,371)
Net loss per ordinary share
Net loss per ordinary share-basic | (per share)	¥ (0.35)	$ (0.05)	¥ (0.34)	¥ (0.34)
Net loss per ordinary share-diluted | (per share)	¥ (0.35)	$ (0.05)	¥ (0.34)	¥ (0.34)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Ordinary shares—basic | shares	2,025,072,131	2,025,072,131	2,195,818,231	2,372,728,777
Ordinary shares—diluted | shares	2,025,072,131	2,025,072,131	2,195,818,231	2,372,728,777